Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of debt outstanding	The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2021 and 2020 was comprised as follows (in thousands):

		December 31, 2021		December 31, 2020
	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior notes due 2029	$500,000	$496,620	$561,099	$496,168	$586,057
Senior notes due 2026	€750,000	843,950	882,126	914,223	985,352
Junior subordinated notes due 2050	$500,000	494,445	526,522	494,251	523,685
Capital efficient notes due 2066	$62,484	62,484	55,248	70,089	61,013
Debt		$1,897,499	$2,024,995	$1,974,731	$2,156,107